Consolidated Statement of Changes in Equity	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated deficit USD ($)	Foreign currency reserve USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)
Equity (in shares) | shares		231,891,643
Equity at Dec. 31, 2018	$ 282,600,000	$ 1,174,889,000	$ 291,260,000	$ (1,184,400,000)	$ 851,000
Equity (in shares) | shares		234,514,326
Net loss	$ (39,050,000)			(39,050,000)
Redeemed/exercised (in shares) | shares	2,234,997	2,234,997							387,686	387,686
Redeemed/exercised	$ 4,624,000	$ 7,223,000	(2,599,000)						$ (1,034,000)	$ 548,000	$ (1,582,000)
Share-based compensation (note 20)	3,561,000		3,561,000			$ 0			$ 1,034,000
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	(400,000)			(400,000)
Foreign currency translation for foreign operations	(38,000)				(38,000)
Equity at Dec. 31, 2019	250,263,000	$ 1,182,660,000	290,640,000	(1,223,850,000)	813,000
Equity (in shares) at Dec. 31, 2019 | shares		234,514,326
Equity (in shares) | shares		234,514,326
Equity (in shares) | shares		282,078,177
Net loss	(51,377,000)			(51,377,000)
Number Of Shares Issued, Equity | shares		45,557,548
Equity offerings (note 20)	$ 694,608,000	$ 694,608,000
Redeemed/exercised (in shares) | shares	1,693,466	1,693,466					7,608		305,229	305,229
Redeemed/exercised	$ 4,438,000	$ 6,820,000	(2,382,000)			(64,000)	$ 14,000	$ (78,000)	$ (3,023,000)	$ 633,000	$ (3,656,000)
Share-based compensation (note 20)	6,237,000		6,237,000			$ 64,000			$ 3,023,000
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	(289,000)			(289,000)
Foreign currency translation for foreign operations	94,000				94,000
Equity at Dec. 31, 2020	$ 900,887,000	$ 1,884,735,000	$ 290,761,000	$ (1,275,516,000)	$ 907,000
Equity (in shares) at Dec. 31, 2020 | shares		282,078,177
Equity (in shares) | shares		282,078,177